Business disposals (Details) € in Millions, £ in Millions		6 Months Ended
		Jun. 30, 2022 GBP (£)		Jun. 30, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Assets held for sale		£ 2,765	[1]		€ 24,600	£ 9	[1]
Liabilities of disposal groups held for sale | £	[1]	3,054				£ 0
Russia
Disclosure of detailed information about business combination [line items]
Assets held for sale | £		1,000
Liabilities of disposal groups held for sale | £		1,100
Loss recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation | £		£ (100)
Retail | Greece
Disclosure of detailed information about business combination [line items]
Assets held for sale					2,100
Liabilities of disposal groups held for sale					€ 2,300
Loss recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation				€ 100
Forecast
Disclosure of detailed information about business combination [line items]
Loss from disposal groups and discontinued operations				2,000
HSBC Continental Europe
Disclosure of detailed information about business combination [line items]
Tax effect of expense not deductible in determining taxable profit (tax loss)				€ 400
HSBC Continental Europe | HSBC SFH (France)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
HSBC Continental Europe | Crédit Logement
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		3.00%		3.00%

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Business disposals' on page 73.